Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Schedule of Financial Instruments by Category

	Assets as per statement
	of financial position
Amounts in US$ '000	2023	2022
Financial assets at fair value through profit or loss
Derivative financial instrument assets	3,775	967
Cash and cash equivalents	—	242
	3,775	1,209
Other financial assets at amortized cost
Trade receivables	65,049	71,794
To be recovered from co-venturers (Note 34)	8,630	8,750
Other financial assets (a)	12,564	12,877
Cash and cash equivalents	133,036	128,601
	219,279	222,022
Total financial assets	223,054	223,231
(a)	Non-current other financial assets relate to restricted deposits made for environmental obligations according to Brazilian government regulations. Current other financial assets correspond to short-term investments with original maturities up to twelve months and over three months.

	Liabilities as per statement
	of financial position
Amounts in US$ ‘000	2023	2022
Liabilities at fair value through profit and loss
Derivative financial instrument liabilities	70	19
	70	19
Other financial liabilities at amortized cost
Trade payables	108,977	102,125
To be paid to co-venturers (Note 34)	522	2,815
Lease liabilities	32,298	32,051
Borrowings	500,981	497,642
	642,778	634,633
Total financial liabilities	642,848	634,652

Schedule of Credit Quality of Financial Assets

The credit quality of financial assets that are neither past due nor impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates:

Amounts in US$ ‘000	2023	2022
Trade receivables
Counterparties with an external credit rating (Moody’s, S&P, Fitch)
Aa3	—	2,013
A3	949	1,557
Baa1	1,721	99
Baa3	151	198
Ba1	15,068	23,755
Ba2	2,953	—
Ba3	—	2,745
B2	63	4,085
Counterparties without an external credit rating
Group 1 (a)	44,144	37,342
Total trade receivables	65,049	71,794
(a)	Group 1 – no existing balances with customers aged by more than 3 months.

Schedule of Financial Liabilities - contractual undiscounted cash flows

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1	Between 1	Between 2	Over 5
Amounts in US$ ‘000	year	and 2 years	and 5 years	years
As of December 31, 2023
Borrowings	27,500	27,500	541,250	—
Lease liabilities	9,416	6,515	11,719	25,134
Trade payables	108,977	—	—	—
To be paid to co-venturers (Note 34)	522	—	—	—
	146,415	34,015	552,969	25,134
As of December 31, 2022
Borrowings	27,500	27,500	568,750	—
Lease liabilities	10,939	5,653	11,209	25,012
Trade payables	102,125	—	—	—
To be paid to co-venturers (Note 34)	2,815	—	—	—
	143,379	33,153	579,959	25,012

Schedule of Fair Value Hierarchy

The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value as of December 31, 2023, and 2022, on a recurring basis:

			As of December 31,
Amounts in US$ ‘000	Level 1	Level 2	2023
Assets
Derivative financial instrument assets
Commodity risk management contracts	—	3,775	3,775
Total Assets	—	3,775	3,775
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	70	70
Total Liabilities	—	70	70

			As of December 31,
Amounts in US$ ‘000	Level 1	Level 2	2022
Assets
Cash and cash equivalents
Money market funds	242	—	242
Derivative financial instrument assets
Commodity risk management contracts	—	967	967
Total Assets	242	967	1,209
Liabilities
Derivative financial instrument liabilities
Commodity risk management contracts	—	19	19
Total Liabilities	—	19	19

Cash At Bank And Other Financial Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit quality of cash at bank and other financial assets [text block]

Cash at bank and other financial assets (a)

Amounts in US$ ‘000	2023	2022
Counterparties with an external credit rating (Moody’s, S&P, Fitch, BRC Investor Services)
Aa3	—	10,362
A1	91,747	96,077
A2	268	57
A3	16,147	10,389
Baa1	18	39
Baa2	17,585	7,030
Baa3	125	1,352
Ba1	—	64
Ba2	6,528	268
Ba3	5	3,066
B3	593	51
Counterparties without an external credit rating	12,571	12,953
Total	145,587	141,708
(a)	The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$ 13,000 (US$ 12,000 in 2022).